Long-term Debt	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Long-term Debt

7. Long-term Debt:

The amounts shown in the accompanying unaudited interim Consolidated Balance Sheets are analyzed as follows:

	December 31,	June 30,
Vessel (Borrower)	2025	2026
(a) “Pyxis Theta” (Seventhone)	$14,750	$13,850
(b) “Pyxis Karteria” (Tenthone)	11,600	11,000
(c) “Pyxis Lamda” (Eleventhone)	18,600	17,850
(d) “Konkar Ormi” (Dryone Corp.)	15,900	15,300
(e) “Konkar Asteri” (Drytwo Corp.)	12,400	11,800
(f) “Konkar Venture” (Drythree Corp.)	14,610	13,980
Total principal balance (gross)	$87,860	$83,780

	December 31,	June 30,
	2025	2026
Current portion	$8,160	$8,160
Less: Current portion of deferred financing costs	(193)	(203)
Current portion of long-term debt, net of deferred financing costs, current	$7,967	$7,957

Long-term portion	$79,700	$75,620
Less: Non-current portion of deferred financing costs	(421)	(395)
Long-term debt, net of current portion and deferred financing costs, non-current	$79,279	$75,225

(a) On December 17, 2025, Seventhone Corp. (“Seventhone”), which owns the “Pyxis Theta”, refinanced its secured loan with the existing lender, Alpha Bank S.A., in an amount of $14,750. The refinanced facility has a five-year maturity, provides for quarterly principal repayments of $450, and bears interest at Term SOFR plus a margin of 1.90% previously priced at SOFR plus a margin of 2.40%. Standard collateral interests and customary covenants are incorporated in this facility. The facility is secured by, among other things, a first-priority mortgage on the “Pyxis Theta”, and includes customary covenants, including minimum liquidity and a minimum-security cover ratio (MSC). As of June 30, 2026, the outstanding balance of $13,850 was repayable in 18 consecutive quarterly installments of $450 each, with the first installment due in September 2026, and the final installment accompanied by a balloon payment of $5,750 due in December 2030.

Covenants:

●	The borrower undertakes to maintain minimum deposit with the bank of $500 at all times.
●	The ratio of the corporate guarantor’s total liabilities to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrower is entitled to distribute dividends to Pyxis.
●	MSC is to be at least 125% of the respective outstanding loan balance.
●	No change shall be made directly or indirectly in the ownership, beneficial ownership, control or management of Seventhone or of the Company or any share therein or the Pyxis Theta, without the lender’s prior written consent, and at least 25% of the shares and voting rights in the corporate guarantor shall remain in the ultimate legal and beneficial ownership of the beneficial shareholders.

(b) On March 13, 2023, Tenthone Corp. (“Tenthone”), which owns the Pyxis Karteria, refinanced its indebtedness with the existing lender, Piraeus Bank S.A., through a $15,500 five-year secured loan. The facility provides for quarterly principal repayments of $300 and initially bore interest at SOFR plus a margin of 2.70%. On January 26, 2026, Tenthone entered into an amendment to the facility, pursuant to which its maturity was extended by six months, to September 2028, and the applicable interest margin was reduced to Term SOFR plus 1.80%. The present value of the cash flows under the amended terms differed by less than 10% from the present value of the remaining cash flows under the original terms. Accordingly, the amendment was accounted for as a debt modification, and no loss on debt extinguishment was recognized. All other material terms and conditions remained in full force and effect. Standard collateral interests and customary covenants are incorporated in this facility. The facility is secured by, among other things, a first priority mortgage on the “Pyxis Karteria”, and includes customary covenants, including minimum liquidity and a minimum-security cover ratio.

PYXIS TANKERS INC.

Notes to the unaudited interim Consolidated Financial Statements

(Expressed in thousands of U.S. dollars, except for share and per share data)

7. Long-term Debt: - Continued:

As of June 30, 2026, the outstanding balance of $11,000 was repayable in 9 consecutive quarterly installments of $300 each, with the final installment accompanied by a balloon payment of $8,300 due in September 2028.

Covenants:

●	The borrower undertakes to maintain with the bank an average deposit balance of at least $900, which is reduced to an average of $500 after six months.
●	The ratio of the corporate guarantor’s total liabilities (exclusive of cash, cash equivalents and Promissory Note, if any) to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrower is entitled to distribute dividends to Pyxis.
●	MSC is to be at least 130% of the respective outstanding loan balance.
●	Minimum cash and cash equivalent shall not be less than the greater of (i) $2 million and (ii) 3% of the total debt excluding Promissory Note, if any.

(c) On December 17, 2025, Eleventhone Corp. (“Eleventhone”), which owns the “Pyxis Lamda”, refinanced its secured loan with the existing lender, Alpha Bank S.A., in an amount of $18,600. The refinanced facility has a five-year maturity, provides for quarterly principal repayments of $375, and bears interest at Term SOFR plus a margin of 1.90% previously priced at SOFR plus a margin of 2.40%. Standard collateral interests and customary covenants are incorporated in this facility. The facility is secured by, among other things, a first-priority mortgage on the “Pyxis Lamda”, and includes customary covenants, including minimum liquidity and a minimum-security cover ratio.

As of June 30, 2026, the outstanding balance of the loan relating to the “Pyxis Lamda” of $17,850 was repayable in 18 consecutive quarterly installments of $375 each, with the first installment due in September 2026, and the final installment accompanied by a balloon payment of $11,100 due in December 2030.

Covenants:

●	The borrower undertakes to maintain minimum deposit with the bank of $750 at all times, (which is reduced to $500 upon receipt of time charter employment for at least six months).
●	The ratio of the corporate guarantor’s total liabilities to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrowers are entitled to distribute dividends to Pyxis.
●	MSC is to be at least 125% of the respective outstanding loan balance.
●	No change shall be made directly or indirectly in the ownership, beneficial ownership, control or management of Eleventhone or of the Company or any share therein or the Pyxis Lamda, without the lender’s prior written consent, and at least 25% of the shares and voting rights in the corporate guarantor shall remain in the ultimate legal and beneficial ownership of the beneficial shareholders.

(d) In connection with the acquisition of the “Konkar Ormi”, Dryone Corp. entered into a $19,000 five-year secured loan agreement with Piraeus Bank S.A. on September 11, 2023. The facility provides for quarterly principal repayments of $300 and initially bore interest at SOFR plus a margin of 2.35%. On January 26, 2026, Dryone entered into an amendment to the facility, pursuant to which its maturity was extended by six months to March 2029, and the applicable interest margin was reduced to Term SOFR plus 1.80%. The present value of the cash flows under the amended terms differed by less than 10% from the present value of the remaining cash flows under the original terms. Accordingly, the amendment was accounted for as a debt modification, and no loss on debt extinguishment was recognized. All other material terms and conditions remained in full force and effect. Standard collateral interests and customary covenants are incorporated in this facility. The facility is secured by, among other things, a first-priority mortgage on the “Konkar Ormi” and includes customary covenants, including minimum liquidity and a minimum-security cover ratio. As of June 30, 2026, the outstanding balance of $15,300 was repayable in 11 consecutive quarterly installments of $300 each, with the final installment accompanied by a balloon payment of $12,000 due in March 2029.

Covenants:

●	The borrower undertakes to maintain with the bank an average deposit balance of at least $300 for the preceding six-month period, first tested on December 31, 2024, and semi-annually thereafter.
●	The ratio of the corporate guarantor’s total liabilities (exclusive of cash, cash equivalents and Promissory Note, if any) to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrower is entitled to distribute dividends to Pyxis.
●	MSC is to be at least 130% of the respective outstanding loan balance.
●	Minimum cash and cash equivalent shall not be less than the greater of (i) $2,000 and (ii) 3% of the total debt excluding Promissory Note, if any.

PYXIS TANKERS INC.

Notes to the unaudited interim Consolidated Financial Statements

(Expressed in thousands of U.S. dollars, except for share and per share data)

7. Long-term Debt: - Continued:

(e) In connection with the acquisition of the “Konkar Asteri”, Drytwo Corp. entered into a $14,500 five-year secured loan agreement with Alpha Bank S.A. on February 15, 2024. The facility provides for quarterly principal repayments of $300 and bears interest at SOFR plus a margin of 2.35% per annum. The facility incorporates standard collateral interests and customary covenants, including minimum liquidity and a minimum-security cover ratio (“MSC”). As of June 30, 2026, the outstanding balance of $11,800 was repayable in 11 consecutive quarterly installments of $300 each, with the final installment accompanied by a balloon payment of $8,500 due in February 2029.

Covenants:

●	The borrower undertakes to maintain minimum deposit with the bank of $350 at all times,
●	The ratio of the corporate guarantor’s total liabilities to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrowers are entitled to distribute dividends to Pyxis.
●	MSC is to be at least 125% of the respective outstanding loan balance.
●	No change of control shall be made directly or indirectly in the ownership, beneficial ownership, control or management of any of the borrower and the corporate guarantor or any share therein or the Konkar Asteri, as a result of which less than 100% of the shares and voting rights in each borrower are owned by the corporate guarantor or less than 25% of the shares and voting rights in the corporate guarantor will remain in the ultimate legal and beneficial ownership of the beneficial shareholders.

(f) At the end of June 2024, the Company acquired the 2015-built Chinese Kamsarmax dry-bulk carrier, the “Konkar Venture”. Upon delivery of the dry-bulk carrier, on June 28, 2024, Drythree entered into a $16,500 five-year secured loan agreement with Piraeus Bank S.A. to finance the vessel acquisition. The facility provides for quarterly principal repayments of $315 and initially bore interest at SOFR plus a margin of 2.15%. On January 26, 2026, Drythree entered into an amendment to the facility, pursuant to which its maturity was extended by six months to December 2029, and the applicable interest margin was reduced to Term SOFR plus 1.80%. The present value of the cash flows under the amended terms differed by less than 10% from the present value of the remaining cash flows under the original terms. Accordingly, the amendment was accounted for as a debt modification, and no loss on debt extinguishment was recognized. All other material terms and conditions remained in full force and effect. Standard collateral interests and customary covenants are incorporated in this facility. The facility includes customary covenants, including minimum liquidity and a minimum-security cover ratio (“MSC”).

As of June 30, 2026, the outstanding balance of $13,980 was repayable in 14 consecutive quarterly installments of $315 each, with the final installment accompanied by a balloon payment of $9,570 due in December 2029.

Covenants:

●	The borrower undertakes to maintain with the bank an average deposit balance of at least $300 for the preceding six-month period, first tested on December 31, 2024, and semi-annually thereafter.
●	The ratio of the corporate guarantor’s total liabilities (exclusive of cash, cash equivalents and Promissory Note, if any) to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrower is entitled to distribute dividends to Pyxis.
●	MSC is to be at least 130% of the respective outstanding loan balance.
●	Minimum cash and cash equivalent shall not be less than the greater of (i) $2,000 and (ii) 3% of the total debt excluding Promissory Note, if any.

Unfunded commitments — “Hunting License” facility

On July 30, 2025, the Company entered into a commitment with Piraeus Bank S.A. for a “hunting license” loan facility of up to $45,000 to finance the potential acquisition of up to two modern vessels, consisting of product tankers between 45,000 and 115,000 dwt and/or dry-bulk carriers between 60,000 and 85,000 dwt. Advances of up to 62.5% of a vessel’s purchase price may be drawn during a period of up to 18 months after the closing of the facility, with the remaining purchase consideration expected to be funded from cash on hand. Borrowings under the facility would bear interest at SOFR plus an average margin of 1.90%, and each advance would be amortized on a quarterly basis over five years from drawdown. The facility would be secured by, among other things, any vessels acquired with its proceeds and includes customary financial and other covenants. The Company is required to pay a nominal commitment fee to the lender during the drawdown availability period. For the six-month period ended June 30, 2026, the Company accrued commitment fees of $68, which were included in Financing fees and charges within Interest and finance costs in the accompanying unaudited interim Consolidated Statements of Comprehensive Income. No amounts had been drawn under the facility as of June 30, 2026.

PYXIS TANKERS INC.

Notes to the unaudited interim Consolidated Financial Statements

(Expressed in thousands of U.S. dollars, except for share and per share data)

7. Long-term Debt: - Continued:

Amounts presented in Restricted cash, in the unaudited interim Consolidated Balance Sheets are related to minimum cash and the retention account requirements imposed by the Company’s debt agreements. The annual principal payments required to be made after June 30, 2026, giving effect to the debt refinancing discussed in Note 7, are as follows:

To June 30,	Amount
2027	$8,160
2028	8,160
2029	35,460
2030	13,500
2031 and thereafter	18,500
Total	$83,780

Total interest expense on long-term debt for the six months ended June 30, 2025, and 2026, amounted to $2,800 and $2,441, respectively, and is included in Interest and finance costs (Note 13) in the accompanying unaudited interim Consolidated Statements of Comprehensive Income/(Loss). The Company’s weighted average interest rate (including the margin) for the six months ended June 30, 2025 and 2026, was 6.66% and 5.62% per annum, respectively.

As of June 30, 2026, the Company was in compliance with all applicable covenants under its loan agreements.